Expense Example - Janus Henderson Low Duration Multi-Sector Income Fund	Jun. 30, 2025 USD ($)
Class A C S I N R T Shares [Member] | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 543
Expense Example, with Redemption, 3 Years	846
Expense Example, with Redemption, 5 Years	1,170
Expense Example, with Redemption, 10 Years	2,086
Class A C S I N R T Shares [Member] | Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	248
Expense Example, with Redemption, 3 Years	633
Expense Example, with Redemption, 5 Years	1,145
Expense Example, with Redemption, 10 Years	2,346
Class A C S I N R T Shares [Member] | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	46
Expense Example, with Redemption, 3 Years	307
Expense Example, with Redemption, 5 Years	587
Expense Example, with Redemption, 10 Years	1,388
Class A C S I N R T Shares [Member] | Class N
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	41
Expense Example, with Redemption, 3 Years	411
Expense Example, with Redemption, 5 Years	805
Expense Example, with Redemption, 10 Years	1,910
Class A C S I N R T Shares [Member] | Class S
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	91
Expense Example, with Redemption, 3 Years	629
Expense Example, with Redemption, 5 Years	1,193
Expense Example, with Redemption, 10 Years	2,733
Class A C S I N R T Shares [Member] | Class T
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	65
Expense Example, with Redemption, 3 Years	375
Expense Example, with Redemption, 5 Years	706
Expense Example, with Redemption, 10 Years	1,645
Class A C S I N R T Shares [Member] | Class R
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	116
Expense Example, with Redemption, 3 Years	694
Expense Example, with Redemption, 5 Years	1,299
Expense Example, with Redemption, 10 Years	2,935
Class D Shares [Member] | Class D
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	53
Expense Example, with Redemption, 3 Years	333
Expense Example, with Redemption, 5 Years	634
Expense Example, with Redemption, 10 Years	$ 1,489